Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Financial Assets Measured At Amortised Cost Explanatory

USD m 30.6.24 31.3.24
1
31.12.23
1
Debt securities 41,489 43,031 45,057
Loans to financial advisors 2,601 2,615 2,615
Fee- and commission-related receivables 2,460 2,429 2,576
Finance lease receivables 6,001 5,948 6,288
Settlement and clearing accounts

529 395 338
Accrued interest income 2,599 2,981 3,163
Other
2
4,752 5,308 5,418
Total other financial assets measured at amortized cost 60,431 62,707 65,455
1 Comparative-period information has

been revised. Refer to

Note 2 for more information.

2 Predominantly includes cash collateral

provided to exchanges and

clearing houses to secure securities

trading activity
through those counterparties.

Disclosure Of Other Non Financial Assets Explanatory

USD m 30.6.24 31.3.24 31.12.23
Precious metals and other physical commodities

6,445 6,466 5,930
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
2,761 2,736 2,726
Prepaid expenses 1,889 2,048 2,080
Current tax assets

1,866 1,620 1,456
VAT,

withholding tax and other tax receivables
1,106 952 1,327
Properties and other non-current assets held for sale 151 156 188
Other 2,295 2,239 2,342
Total other non-financial assets 16,514 16,217 16,049
1 Refer to Note 15 for more information.

Disclosure Of Other Financial Liabilities Measured At Amortized Cost Explanatory

USD m 30.6.24 31.3.24 31.12.23
Other accrued expenses 3,115 3,063 3,270
Accrued interest expenses 6,872 6,482 6,692
Settlement and clearing accounts 1,815 2,234 1,519
Lease liabilities 5,097 5,213 5,502
Other

4,484 4,364 3,868
Total other financial liabilities measured at amortized cost 21,383 21,356 20,851

Disclosure Of Other Financial Liabilities Measured At Fair Value Explanatory

USD m 30.6.24 31.3.24 31.12.23
Financial liabilities related to unit-linked investment contracts 17,080 16,612 15,992
Securities financing transactions 7,699 5,121 7,416
Over-the-counter debt instruments and other 7,096 6,407 6,076
Total other financial liabilities designated at fair value 31,875 28,140 29,484

Disclosure Of Other Non Financial Liabilities Explanatory

USD m 30.6.24 31.3.24 31.12.23
Compensation-related liabilities 7,771 6,530 9,746
of which: net defined benefit liability 757 772 796
Current tax liabilities 1,303 1,447 1,460
Deferred tax liabilities 319 330 325
VAT,

withholding tax and other tax payables
1,070 888 1,120
Deferred income 763 670 635
Other 494 524 802
Total other non-financial liabilities 11,720 10,388 14,089